Financial Instruments	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
The Company's financial instruments consist of cash, accounts receivable and other receivables, other assets, accounts payable and accrued liabilities, contingent consideration and long-term debt. The Company, through its financial assets and liabilities, has exposure to the following risks from its use of financial instruments: interest rate risk, liquidity risk, credit risk and currency risk. Senior management and the Board are responsible for setting risk levels and reviewing risk management activities as they deem necessary.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to fluctuations in interest rates with respect to its variable rate on long-term debts. The Company's financial instruments bearing interest at variable rates are as follows:

As at	March 31,
	2025	2024
	$	$
Credit Facility (note 11)	77,729	81,073
Secured loans (note 11)	—	8,537
Other debt from XRM Acquisition (note 11)	379	—
	78,108	89,610

On August 30, 2022, the Company entered into, and designated as an effective hedging instrument, an interest rate swap for a nominal amount of $30,000,000, maturing on August 30, 2025, to fix the variability in interest rates on a designated portion of borrowings under its Credit Facility. Under the interest rate swap agreement, the Company pays interest based on a fixed rate of 3.97%, and receives interest based on the actual one-month BA/CDOR rate. The fair market value of the interest rate swap agreement as at March 31, 2025 and 2024 was insignificant.
For the year ended March 31, 2025, the Company has determined that a reasonably possible increase or decrease of 100 basis points in interest rates on the above variable-rate financial liabilities would not have a significant impact on equity and profit or loss. This analysis assumes that all other variables remain constant, in particular foreign currency exchange rates. It was performed on the same basis for the year ended March 31, 2024.
25. FINANCIAL INSTRUMENTS (CONT’D)
Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s activities are financed through a combination of cash flows from operations, borrowings under the existing Credit Facility, issuance of debt and issuance of equity instruments. In order to manage its exposure to liquidity risk, the Company’s primary goal is to maintain an optimal level of liquidity through an active management of assets and liabilities as well as cash flows. The Company regularly monitors its actual and expected cashflows to ensure its maintains sufficient available liquidity to meet its obligations, while staying proactive in the management and negotiation of its borrowing facilities. Data used to monitor cashflows corresponds to the contractual maturities information presented in the tables below. The analysis shows that the Company expects sufficient cashflow for each period considered to the date of maturity of the Credit Facility. As at March 31, 2025, the Company has an unused capacity of $62,271,000 (2024 - $58,927,000) under its Credit Facility of $140,000,000, which excludes the accordion provision.
The following table summarizes the carrying amounts and the contractual maturities of both the interest and principal portions of significant financial liabilities.

As at	March 31, 2025
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	42,327	42,327	42,327	—	—	—
Contingent consideration	5,359	6,353	—	6,353	—	—
Credit Facility	77,729	88,060	5,217	5,114	77,729	—
Subordinated unsecured loans	20,000	22,221	1,438	20,783	—	—
Balances of purchase price payable	12,149	13,104	7,929	3,450	1,725	—
Other liabilities (included in long-term debt)	379	389	360	29	—	—
Lease liabilities	8,995	10,149	3,928	1,911	4,186	124
	166,938	182,603	61,199	37,640	83,640	124

As at	March 31, 2024
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	41,751	41,751	41,751	—	—	—
Contingent consideration	4,082	4,358	—	4,358	—	—
Credit Facility	81,073	93,444	6,065	6,306	81,073	—
Secured loans	8,537	8,580	8,580	—	—	—
Subordinated unsecured loans	20,000	23,871	1,310	1,608	20,953	—
Balance of purchase price payable	8,172	8,436	4,218	4,218	—	—
Lease liabilities	11,520	12,615	4,559	2,750	3,981	1,325
	175,135	193,055	66,483	19,240	106,007	1,325

25. FINANCIAL INSTRUMENTS (CONT’D)
Credit risk
Credit risk is the risk of loss due to a counterparty's inability to meet its obligations. As at March 31, 2025 and 2024, the Company's credit risk exposure consists mainly of the carrying amounts of cash held with major Canadian banks, accounts receivable and other receivables, unbilled revenues and other assets. The carrying amounts of financial assets and unbilled revenues represent the maximum credit exposure.
Impairment losses recognized in profit or loss were not significant in both 2025 and 2024.
The credit risk in respect of cash balances is minimal as they are held with reputable financial institutions.
With respect to trade accounts receivable, unbilled revenues and other assets, the Company’s credit risk exposure is mitigated by the relative size and nature of the business carried on by such customers. Also, the Company has a large and diversified client base from clients engaged in various industries, including banks with high credit-ratings, government agencies, telecommunications and retails. Historically, the Company has not made any significant write-offs.
In order to manage its exposure to credit risk and assess credit quality, the Company established a credit policy under which collection of trade accounts receivable is a priority. Each new customer is analyzed individually for creditworthiness before the Company enters into a contract. The financial stability and liquidity of customers are assessed on a regular basis, which include the review of default risk associated with the industry in which customers operate. No significant adjustments were made to expected credit losses in connection with this assessment. The Company also limits its exposure by setting credit limits when deemed necessary.
The Company recognizes an impairment loss allowance for expected credit losses (“ECLs”) on trade accounts receivable and unbilled revenues, using an estimate of credit losses. The Company establishes an impairment loss allowance on a collective and individual assessment basis, by considering its historical experience, external indicators and forward-looking information. If actual credit losses differ from estimates, future earnings would be affected. In its assessment of the impairment loss allowance, the Company considered the economic impact resulting from the changes in levels of inflation and in borrowing rates on its ECL assessment, including the risk of default of its customers given the continued economic uncertainty. As at March 31, 2025 and 2024, allowance for ECLs was not significant.
The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2025	2024
	$	$
Current	74,097	65,907
0-30 days	17,855	26,726
31-60 days	804	979
61-90 days	320	2,191
Over 90 days	2,017	2,543
	95,093	98,346

The unbilled revenues are substantially all current in nature.
25. FINANCIAL INSTRUMENTS (CONT’D)
Currency risk
The Company is exposed to foreign currency risk on financial instruments denominated in currencies which are different from the respective functional currencies of the subsidiaries. The currency in which these financial instruments are mainly denominated is USD. Other currencies have no significant impact on the Company’s exposure to currency risk.
The summary quantitative data about the Company’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2025	2024
	$	$
Cash	1,613	16
Accounts receivable and other receivables	72	901
Accounts payable and accrued liabilities	(712)	(1,865)
Contingent consideration	—	(4,082)
Intercompany receivable net of Credit Facility	14,827	6,252
Balance of purchase price payable	(943)	(1,721)
Net statement of financial position exposure	14,857	(499)

The following table illustrates the sensitivity of profit and equity in regards to the Company’s financial assets and financial liabilities and the USD/Canadian dollar exchange rate ‘all other things being equal’. It assumes a +/-11% change of the USD/Canadian dollar exchange rate for the year ended March 31, 2025 (2024: +/-5%). This percentage has been determined based on the average market volatility of the exchange rate in the previous twelve months. The sensitivity analysis is based on the Company’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollars			Strengthening	Weakening
As at March 31, 2025
USD	11%	Movement	1,650	(1,650)
As at March 31, 2024
USD	5%	Movement	(18)	18
Fair Value of Financial Instruments
Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:
•Level 1 - Valuation based on quoted prices observed in active markets for identical assets or liabilities.
•Level 2 - Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 - Valuation techniques with significant unobservable market inputs. A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
25. FINANCIAL INSTRUMENTS (CONT’D)
The carrying amounts of cash, accounts receivable and other receivables, other assets, accounts payable and accrued liabilities and long-term debt bearing interest at variable rates is a reasonable approximation of fair value.
The contingent consideration related to the XRM Acquisition (note 4) is payable based on the achievement of growth in excess of the trailing twelve months gross margin over a consecutive 12 months period within the 18 months following the acquisition date and is included in Level 3 of the fair value hierarchy. The fair value was determined using a scenario-based method, under which the Company identifies multiple outcomes, probability-weights the contingent consideration payoff under each outcome, and discounts the result to arrive at the expected present value of the contingent consideration. The actual earn-out payout can range from nil to $10,500,000. The maximum potential impact on the results can be an increase of $5,104,000 or a decrease of $5,396,000 in earnings.
The fair value of the long-term debt bearing interest at fixed rates is estimated by discounting expected cash flows at rates that would be currently offered to the Company for debts of the same remaining maturities and conditions (level 2). For both 2025 and 2024, the Company has determined that the fair values of the Credit Facility, the secured loans, the subordinated unsecured loan and the balances of purchase price payable are not significantly different than their carrying amounts.